Share-based payments - Number of outstanding share options (Details)	6 Months Ended
Jun. 30, 2024 shares
ESOP options
Share-based payments
Outstanding at the beginning (units)	197,636
Exercised during the period (units)	(3,409)
Forfeited	(25,000)
Outstanding at the end (units)	169,227
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)	51,504
Exercised during the period (units)	(14,716)
Forfeited	(25,000)
Outstanding at the end (units)	36,788